AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 94.5%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $107,431,643)	10,747,532	$100,489,428
Short-Term Investment — 4.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,094,935)	5,094,935	5,094,935

TOTAL INVESTMENTS—99.3% (cost $112,526,578)(wd)		105,584,363

Other assets in excess of liabilities(z) — 0.7%		781,795

Net Assets — 100.0%		$106,366,158

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
96	5 Year U.S. Treasury Notes	Dec. 2022	$10,320,750	$(277,962)
646	10 Year U.S. Treasury Notes	Dec. 2022	72,392,375	(3,756,008)
				(4,033,970)
Short Positions:
130	2 Year U.S. Treasury Notes	Dec. 2022	26,700,781	444,924
95	10 Year U.S. Ultra Treasury Notes	Dec. 2022	11,256,016	725,444
109	20 Year U.S. Treasury Bonds	Dec. 2022	13,778,281	1,100,061
70	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	9,590,000	883,447
				3,153,876
				$(880,094)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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